FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
/           /             (a)
                       or fiscal
year ending:    12 /  31     / 99
(b)

Is this a transmission report?:
(Y/N)   N

Is this an amendment to a previous
filing? (Y/N)  N

Those items or sub-items with a box
after the item number should
be completed only if the answer has
changed from the previous filing
on this form.


1.   A.    Registrant Name:  The
Prudential Discovery Select Group
                Variable Contract
Account
      B.    File Number:  811-08091
      C.    Telephone Number  973-
367-1496

2.    A.    Street:  100 Mulberry
Street - 9th Floor
       B.     City: Newark      C.
State: NJ   D. Zip Code 07102   Zip
Ext:  3777
       E.     Foreign Country:
Foreign Postal Code:

3.     Is this the first filing on
this form by Registrant? (Y/N)  N

4.     Is this the last filing on
this form by Registrant? (Y/N)   N

5.     Is Registrant a small
business investment company (SBIC)?
(Y/N) N
        [If answer is "Y" (Yes),
complete only items 89 through
         110].

6.     Is Registrant a unit
investment trust (UIT)? (Y/N)  Y
        [If answer is "Y" (Yes),
complete only items 111 through
        132].

7.      A.    Is Registrant a
series or multiple portfolio
company?
                 (Y/N)
                 [If answer is "N",
go to item 8.]

         B.     How many separate
series or portfolios did Registrant
                  have at the end
of the period?

UNIT INVESTMENT TRUSTS

111.    A.     Depositor Name:
The Prudential Insurance Company of
America

           B.      File Number (If
any): 801-12484

           C.       City: Newark
State: NJ          Zip Code:07102
                      Zip Ext.:
3777

            Foreign Country:
Foreign Postal Code:

111.    A.     Depositor Name:

           B.      File Number (If
any):

           C.       City:
State:           Zip Code:
                      Zip Ext.:

            Foreign Country:
Foreign Postal Code:

112.      A.      Sponsor Name:

             B.       File Number
(If any):

             C.       City:
State:           Zip Code:
                        Zip Ext.:

            Foreign Country:
Foreign Postal Code:

112.      A.      Sponsor Name:

             B.       File Number
(If any):

             C.       City:
State:           Zip Code:
                        Zip Ext.:

            Foreign Country:
Foreign Postal Code:


113.      A.      Trustee Name:

             B.      City:
State:           Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:

113.      A.      Trustee Name:

             B.      City:
State:           Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:


114.      A.      Principal
Underwriter Name: Prudential
Investment Management Services LLC

             B.      File Number: 8-
36540

C.       City: Newark
State: NJ          Zip Code: 07102
                      Zip Ext.:
4077

            Foreign Country:
Foreign Postal Code:



114.      A.      Principal
Underwriter Name:

             B.      File Number: 8-

             C.       City:
State:           Zip Code:
                      Zip Ext.:

            Foreign Country:
Foreign Postal Code:

115.      A.      Independent
Public Accountant Name:
PricewaterhouseCoopers LLP

             B.      City:     NY
State:  NY      Zip Code:   10036
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:

115.      A.      Independent
Public Accountant Name:

             B.      City:
State:           Zip Code:
                       Zip Ext.:

            Foreign Country:
Foreign Postal Code:


116.     Family of investment
companies information:

            A.     Is Registrant
part of a family of investment
                     companies?
(Y/N) Y

            B.     Identify the
family in 10 letters: PRUDENTIAL
                     (NOTE:  In
filing this form, use this
identification

consistently for all investment
companies in

family.  This designation is for
purposes of

this form only.)

117.     A.     Is Registrant a
separate account of an insurance
                     company? (Y/N)
Y
            If answer is "Y" (Yes),
are any of the following types of
            contracts funded by the
Registrant?:

            B.     Variable annuity
contracts? (Y/N)  Y

            C.     Scheduled
premium variable life contracts?
(Y/N)  N

            D.     Flexible premium
variable life contracts? (Y/N) N

            E.     Other types of
insurance products registered under
the
                    Securities Act
of 1933? (Y/N) N

118.     State the number of series
existing at the end of the period
            that had securities
registered under the Securities Act
of
          1933.    1


119.     State the number of new
series for which registration
            statements under the
Securities Act of 1933 became
            effective during the
period.  -0-

120.     State the total value of
the portfolio securities on the
date
            of deposit for the new
series included in item 119 ($000's
-0-
            omitted)  - 0-

121.     State the number of series
for which a current prospectus
            was in existence at the
end of the period.    22

122.     State the number of
existing series for which
additional
            units were registered
under the Securities Act of 1933
            during the current
period.   22

123.     State the total value of
the additional units considered in
            answering item 122
($000's omitted)  $79,761

124.     State the total value of
units of prior series that were
placed
            in the portfolios of
subsequent series during the
current
            period (the value of
these units is to be measured on
the
            date they were placed
in the subsequent series) ($000's
            omitted)  $  -0-

125.     State the total dollar
amount of sales loads collected
            (before allowances to
other brokers or dealers) by
            Registrant's principal
underwriter and any underwriter
            which is an affiliated
person of the principal underwriter
            during the current
period solely from the sale of
units of all
            series of Registrant
($000's omitted)  $  -0-

126.     Of  the amount shown in
item 125, state the total dollar
            amount of sales loads
collected from secondary market
            operations in
Registrant's units (include the
sales loads, if
            any, collected on units
of a prior series placed in the
            portfolio of a
subsequent series.) ($000's
omitted)  $-0-


Number of    Total Assets
Total Income

Series            ($000's)
Distributions

Investing          omitted)
($000's omitted)
A.     U.S. Treasury direct issue

B.     U.S. Government agency

C.     State and municipal tax-free

D.     Public utility debt

E.     Brokers or dealers debt of
        debt of brokers' or
dealers' parent

F.     All other corporate intermed
& long-
        term debt

G.    All other corporate short-
term debt

H.     Equity securities of brokers
or dealers
         or parents of brokers or
dealers

I.     Investment company equity
securities

J.     All other equity securities
22                   79,761
---

K.     Other securities

L.     Total assets of all series
of registrant


128.     Is the timely payment of
principal and interest on any of
            the portfolio
securities held by any of
Registrant's series at
            the end of the current
period insured or guaranteed by an
            entity other than the
issuer?  (Y/N) N

129.     Is the issuer of any
instrument covered in item 128
            delinquent or in
default as to payment of principal
or
            interest at the end of
the current period? (Y/N)

130.     In computations of NAV or
offering price per unit, is any
            part of the value
attributed to instruments
identified in item
            129 derived from
insurance or guarantees? (Y/N)


131.     Total expenses incurred by
all series of Registrant during
             the current reporting
period ($000's omitted)  $  487

132.     List the "811" (Investment
Company Act of 1940)
            registration number for
all Series of Registrant that are
            being included in this
filing:

               811-08091
811-
               811-
811-
               811-
811-
               811-
811-
               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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               811-
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